SCHEDULE OF COMPONENTS OF LEASE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases As Lessee
Amortization of finance lease right-of-use assets	¥ 5,184	¥ 4,313	¥ 2,339
Interest on finance lease liabilities	193	175	97
Total finance lease costs	5,377	4,488	2,436
Operating lease costs	584,103	569,778	496,559
Short-term lease costs		1,532	6,643
Total lease costs	¥ 589,480	¥ 575,798	¥ 505,638